Equity (Schedule of Share Capital) (Details) - shares	Dec. 31, 2024	Jul. 15, 2024	Dec. 31, 2023	May 31, 2023	Feb. 07, 2023	Dec. 31, 2022	Dec. 05, 2022	Nov. 27, 2022
Disclosure of classes of share capital [abstract]
Authorized number of shares	20,000,000		20,000,000	1,400,000		12,857,143	90,000,000	50,000,000
Issued and outstanding number of shares	10,793,057	1,453,488	9,221,764		1,964,286